DEBTS PAYABLE AND SENIOR SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2023
DEBTS PAYABLE AND SENIOR SECURED NOTES
Schedule of senior secured promissory notes and debt payable

Senior secured notes
As of January 1, 2022	$245,408
Debt issuance costs amortized	2,292
Senior secured notes premium amortized	(3,018)
As of December 31, 2022	$244,682
Debt issuance costs amortized	2,291
Senior secured notes premium amortized	(3,018)
Total senior secured notes classified as non-current payable as of December 31, 2023	$243,955
Total accrued interest payable related to senior secured notes classified as non-current payable as of December 31, 2023	$—

Debts payable
As of January 1, 2022	$133,858
Discounted as of December 31, 2021	951
Incurred through earn-out provision	14,934
Debt Issued	68,000
Construction financing	36,303
Less: repayment	(17,924)
Less: discounted to fair value	(598)
As of December 31, 2022	235,524
Discounted as of December 31, 2022	598
Debt issuance costs	(1,000)
Debt issuance costs amortized	50
Debt issued	66,245
Construction financing	2,024
Less: extinguishment related to sale of Arizona business	(22,505)
Less: repayment	(52,029)
Total debts payable, undiscounted as of December 31, 2023	228,907
Less: discounted to fair value	(199)
Total debts payable as of December 31, 2023	$228,708
Total accrued interest payable related to debts payable as of December 31, 2023	$7,513

Schedule of total debt payable

	December 31, 2023
	Related party debt	Non-related party debt	Total debt
Total debts payable, undiscounted	$733	$229,123	$229,856
Less: current portion	733	22,419	23,152
Less: debt issuance costs - current portion	—	99	99
Total non-current debt, undiscounted	—	206,605	206,605
Less: discount to fair value	—	199	199
Less: debt issuance costs - non-current portion	—	850	850
Total non-current debt	$—	$205,556	$205,556

Schedule of future debt obligations

Future debt obligations (per year)
2024	$23,175
2025	23,673
2026	64,256
2027	14,527
2028	2,939
2029 and beyond	101,286
Total debt obligations	$229,856